SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) - Employees and non-employee directors - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 6,796	$ 572
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
SHARE-BASED COMPENSATION
Share-based compensation expenses	6,455	637
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 341	$ (65)